Related Parties - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025	Sep. 29, 2025	Jun. 29, 2025	Mar. 30, 2025	Sep. 29, 2023
Related Party Transaction [Line Items]
Related party expenses		$ 600	$ 3,902	$ 1,168
Total revenues		3,441,056	726,988	1,745
Line of Credit | ICE Credit Facility
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 40,000				$ 40,000	$ 30,000	$ 20,000	$ 10,000
Debt Instrument, Annual Increase In Interest, When Interest Is Elected To Be Paid-In-Kind	1.00%
Debt Instrument, Interest Rate In Event Of Default	2.00%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.50%
Line of Credit | ICE Credit Facility | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	12.00%
Line of Credit | ICE Credit Facility | Prime Rate
Related Party Transaction [Line Items]
Debt Instrument, Basis Spread on Variable Rate	11.00%
Related Party
Related Party Transaction [Line Items]
Other current liabilities		2,360	3,230
ICE | Transition Services Agreement | Related Party
Related Party Transaction [Line Items]
Related party expenses		0	2,800	1,200
Other current liabilities		2,200	3,100
IFUS | Triparty Agreement | Related Party
Related Party Transaction [Line Items]
Total revenues		0
ICUS | Triparty Agreement | Related Party | Bakkt Trust
Related Party Transaction [Line Items]
Default resource contribution									$ 15,200
Apex (Bakkt Crypto) | Transition Services Agreement | Related Party
Related Party Transaction [Line Items]
Related party expenses		600	1,100	$ 0
Other current liabilities		$ 200	$ 200